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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 13F-HR

                               FORM 13F COVER PAGE


Report for the Calendar Year of Quarter Ended:   SEPTEMBER 30, 2005


Check here if Amendment [     ]; Amendment Number:

     This Amendment (Check only one.):      [    ]   is a restatement.
                                            [    ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:         LUMINUS MANAGEMENT, LLC
Address:      1700 BROADWAY
              35TH FLOOR
              NEW YORK, NEW YORK 10019



Form 13F File Number: 28-10672

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:         MARK BRENNAN
Title:        TREASURER
Phone:        732-249-6750

Signature, Place, and Date of Signing:


     /S/ MARK BRENNAN        EAST BRUNSWICK, NEW JERSEY      NOVEMBER 1, 2005
     ----------------        --------------------------      ----------------
       [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                              FORM 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:          23

Form 13F Information Table Value Total:          $327,224
                                                 (thousands)

List of Other Included Managers:                 NONE


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      FORM 13F INFORMATION TABLE (09/30/05)

                     COLUMN 1                      COLUMN 2            COLUMN 3       COLUMN 4                         COLUMN 5
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                                                                                                          SHRS OR PRN
NAME OF ISSUER                                     TITLE OF CLASS      CUSIP          VALUE (X1000)       AMOUNT
------------------------------------------------------------------------------------------------------------------------------------
Aquila Inc                                         Common Stock             03840P102          14,725        3,718,333          SH
------------------------------------------------------------------------------------------------------------------------------------
Cinergy                                            Common Stock             172474108             631           14,200          SH
------------------------------------------------------------------------------------------------------------------------------------
CMS Energy Corp                                    Common Stock             125896100          19,049        1,158,000          SH
------------------------------------------------------------------------------------------------------------------------------------
Constellation Energy Group I                       Common Stock             210371100          20,593          334,300          SH
------------------------------------------------------------------------------------------------------------------------------------
Dominion Res Inc VA New                            Common Stock             25746U109          22,905          265,900          SH
------------------------------------------------------------------------------------------------------------------------------------
DPL Inc                                            Common Stock             233293109          16,064          577,850          SH
------------------------------------------------------------------------------------------------------------------------------------
Duke Energy Corp                                   Common Stock             264399106          27,175          931,600          SH
------------------------------------------------------------------------------------------------------------------------------------
Dynegy Inc New                                     Common Stock             26816Q101           1,161          246,500          SH
------------------------------------------------------------------------------------------------------------------------------------
Edison Intl                                        Common Stock             281020107          32,718          692,000          SH
------------------------------------------------------------------------------------------------------------------------------------
El Paso Electric                                   Common Stock             283677854          10,929          524,180          SH
------------------------------------------------------------------------------------------------------------------------------------
Entergy Corp                                       Common Stock             29364G103          33,600          452,100          SH
------------------------------------------------------------------------------------------------------------------------------------
Exelon Corp                                        Common Stock             30161N101          17,595          329,244          SH
------------------------------------------------------------------------------------------------------------------------------------
Northwestern Corp                                  Common Stock             668074305              35            1,170          SH
------------------------------------------------------------------------------------------------------------------------------------
NRG Energy Inc                                     Common Stock             629377508           5,998          140,800          SH
------------------------------------------------------------------------------------------------------------------------------------
Ormat Technologies, Inc.                           Common Stock             686688102           5,887          266,000          SH
------------------------------------------------------------------------------------------------------------------------------------
PPL Corp                                           Common Stock             69351T106          12,547          388,100          SH
------------------------------------------------------------------------------------------------------------------------------------
Public SVC Enterprise Group Holdings Co            Common Stock             744573106           6,932          107,700          SH
------------------------------------------------------------------------------------------------------------------------------------
Sempra Energy                                      Common Stock             816851109           6,149          130,658          SH
------------------------------------------------------------------------------------------------------------------------------------
Southern Union Co.                                 Common Stock             844030106           5,639          218,810          SH
------------------------------------------------------------------------------------------------------------------------------------
TXU Corp                                           Common Stock             873168108          33,977          301,000          SH
------------------------------------------------------------------------------------------------------------------------------------
Unisource Energy Corp                              Common Stock             909205106          23,059          693,700          SH
------------------------------------------------------------------------------------------------------------------------------------
Williams Cos Inc Del                               Common Stock             969457100             689           27,500          SH
------------------------------------------------------------------------------------------------------------------------------------
Wisconsin Energy Corp                              Common Stock             976657106           9,170          229,700          SH
------------------------------------------------------------------------------------------------------------------------------------
                                                                                              327,224
------------------------------------------------------------------------------------------------------------------------------------


                     COLUMN 1                                        COLUMN 6       COLUMN 7     COLUMN 8
-----------------------------------------------------------------------------------------------------------------------------------
                                                   SH/      PUT/        INVESTMENT        OTHER
NAME OF ISSUER                                     PRN      CALL        DISCRETION        MANAGERS      SOLE        SHARED     NONE
-----------------------------------------------------------------------------------------------------------------------------------
Aquila Inc                                                          SOLE                             3,718,333          0        0
-----------------------------------------------------------------------------------------------------------------------------------
Cinergy                                                             SOLE                                14,200          0        0
-----------------------------------------------------------------------------------------------------------------------------------
CMS Energy Corp                                                     SOLE                             1,158,000          0        0
-----------------------------------------------------------------------------------------------------------------------------------
Constellation Energy Group I                                        SOLE                               334,300          0        0
-----------------------------------------------------------------------------------------------------------------------------------
Dominion Res Inc VA New                                             SOLE                               265,900          0        0
-----------------------------------------------------------------------------------------------------------------------------------
DPL Inc                                                             SOLE                               577,850          0        0
-----------------------------------------------------------------------------------------------------------------------------------
Duke Energy Corp                                                    SOLE                               931,600          0        0
-----------------------------------------------------------------------------------------------------------------------------------
Dynegy Inc New                                                      SOLE                               246,500          0        0
-----------------------------------------------------------------------------------------------------------------------------------
Edison Intl                                                         SOLE                               692,000          0        0
-----------------------------------------------------------------------------------------------------------------------------------
El Paso Electric                                                    SOLE                               524,180          0        0
-----------------------------------------------------------------------------------------------------------------------------------
Entergy Corp                                                        SOLE                               452,100          0        0
-----------------------------------------------------------------------------------------------------------------------------------
Exelon Corp                                                         SOLE                               329,244          0        0
-----------------------------------------------------------------------------------------------------------------------------------
Northwestern Corp                                                   SOLE                                 1,170          0        0
-----------------------------------------------------------------------------------------------------------------------------------
NRG Energy Inc                                                      SOLE                               140,800          0        0
-----------------------------------------------------------------------------------------------------------------------------------
Ormat Technologies, Inc.                                            SOLE                               266,000          0        0
-----------------------------------------------------------------------------------------------------------------------------------
PPL Corp                                                            SOLE                               388,100          0        0
-----------------------------------------------------------------------------------------------------------------------------------
Public SVC Enterprise Group Holdings Co                             SOLE                               107,700          0        0
-----------------------------------------------------------------------------------------------------------------------------------
Sempra Energy                                                       SOLE                               130,658          0        0
-----------------------------------------------------------------------------------------------------------------------------------
Southern Union Co.                                                  SOLE                               218,810          0        0
-----------------------------------------------------------------------------------------------------------------------------------
TXU Corp                                                            SOLE                               301,000          0        0
-----------------------------------------------------------------------------------------------------------------------------------
Unisource Energy Corp                                               SOLE                               693,700          0        0
-----------------------------------------------------------------------------------------------------------------------------------
Williams Cos Inc Del                                                SOLE                                27,500          0        0
-----------------------------------------------------------------------------------------------------------------------------------
Wisconsin Energy Corp                                               SOLE                               229,700          0        0
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                    11,749,345
-----------------------------------------------------------------------------------------------------------------------------------


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